Long-Term Investment and Fair Value Measurement - Schedule of Fair Value Reconciliation of Level 3 Assets (Details) - Fair value recurring [Member] - Common Stock [Member] - Level 3 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value Reconciliation of Level 3 Assets [Line Items]
Beginning balance	$ 77,200
Impairment	(77,200)
Ending balance